Fair Value Measurement - Fair Value Measurements of Company's Assets and Liabilities that Measured at Fair Value on A Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term investment
Trading debt securities	¥ 140,960	$ 19,311	¥ 84,537
Equity securities measured at fair value	91,497	12,535	3,630
Investments held by consolidated investment fund	52,745	7,226	132,561
Long-term investment
Investments held by consolidated investment fund	71,013	9,729	71,013
Other long-term investments measured at fair value	600,697	$ 82,296	595,854
Recurring Basis
Short-term investment
Trading debt securities	140,960		84,537
Equity securities measured at fair value	91,497		3,630
Investments held by consolidated investment fund	52,745		132,561
Long-term investment
Investments held by consolidated investment fund	71,013		71,013
Other long-term investments measured at fair value	600,697		595,854
Available-for-sale investments	31,536
Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Short-term investment
Trading debt securities	140,960		84,537
Equity securities measured at fair value	91,497		3,630
Investments held by consolidated investment fund	52,745		132,561
Recurring Basis | Significant Other Observable Inputs (Level 2)
Long-term investment
Investments held by consolidated investment fund			15,777
Other long-term investments measured at fair value	31,988		22,081
Available-for-sale investments	31,536
Recurring Basis | Significant Unobservable Inputs (Level 3)
Long-term investment
Investments held by consolidated investment fund	15,777
Other long-term investments measured at fair value	546,130		546,543
Recurring Basis | NAV
Long-term investment
Investments held by consolidated investment fund	55,236		55,236
Other long-term investments measured at fair value	¥ 22,579		¥ 27,230